Other Current Liabilities (Details) - Schedule of Other Current Liabilities Towards Related Parties - USD ($)	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022
Schedule of Other Current Liabilities Towards Related Parties [Abstract]
Other liabilities with related parties	$ 17,997	$ 15,067	$ 3,314,139
Other current liabilities towards related parties	$ 17,997	$ 15,067	$ 3,314,139